Share-based compensation (Tables)	12 Months Ended
Jun. 30, 2025
Share-Based Payment Arrangement [Abstract]
Schedule of share based compensation
	Years Ended June 30,
	2025	2024	2023
	US$	US$	US$

Share-based compensation	414,051	9,119,764	-

Schedule of stock options activity

A summary of the share options activities for the years ended June 30, 2025 and 2024 is presented below:

		Weighted
	Number of	average grant
	shares	date fair value
Outstanding as of June 30, 2023	-	-
Granted	27,444	69.19
Exercised	(27,444)	69.19
Outstanding as of July 1, 2024	-	-
Granted	26,640	6.34
Exercised	-	-
Outstanding as of Jun 30, 2025	26,640	6.34
Vested and exercisable as of June 30, 2025	1,332	6.75
Expected to vest as of June 30, 2025	26,640	6.34

Schedule of measurement of the fair value and inputs at grant date

The fair value of the Class A Ordinary Shares issued to employees was measured using the Black-Scholes method. A summary of the measurement of the fair value and inputs at grant date is as follows:

	Years Ended June 30,
	2025	2024
Fair value at grant date (weighted average)	US$5.25	US$13.92
Exercise price at grant date (weighted average)	US$6.50	US$0.032
Expected volatility (weighted average)	144%	61.80%
Expected terms (years) (weighted average)	7	4
Expected dividend (weighted average)	-	-
Risk-free interest rate (weighted average)	4.33%	4.50%

Schedule of unvested restricted stock activity

The following table summarized the Company’s restricted share unit activities during the year ended June 30, 2025:

		Weighted
	Number of	average grant
	shares	date fair value
Unvested as of Jul 1, 2024	-	-
Granted	66,404	6.10
Vested	66,404	6.10
Unvested as of Jun 30, 2025	-	-